Item 1. Report to Shareholders

T. Rowe Price Institutional Small-Cap Stock Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

FINANCIAL HIGHLIGHTS
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                     ----------------------------------------------------------

                      6 Months        Year                             3/31/00
                         Ended       Ended                             Through
                       6/30/04    12/31/03    12/31/02    12/31/01    12/31/00

NET ASSET VALUE

Beginning
of period            $   12.61   $    9.49   $   11.14   $   10.61   $   10.00

Investment
activities

  Net investment
  income (loss)           --          0.02        0.02        0.05        0.02*

  Net realized
  and unrealized
  gain (loss)             0.94        3.28       (1.62)       0.71        0.68

  Total from
  investment
  activities              0.94        3.30       (1.60)       0.76        0.70

Distributions

  Net investment
  income                  --         (0.02)      (0.02)      (0.05)      (0.03)

  Net realized gain       --         (0.16)      (0.03)      (0.18)      (0.06)

  Total distributions     --         (0.18)      (0.05)      (0.23)      (0.09)


NET ASSET VALUE

End of period        $   13.55   $   12.61   $    9.49   $   11.14   $   10.61
                     ----------------------------------------------------------

Ratios/Supplemental Data

Total return^            7.45%      34.84%    (14.36)%       7.26%       7.03%*

Ratio of total
expenses to
average net assets       0.69%!      0.69%       0.70%       0.74%       0.75%*!

Ratio of net
investment
income (loss)
to average
net assets               0.07%!      0.15%       0.26%       0.46%       0.66%*!

Portfolio
turnover rate            23.0%!      22.2%       19.1%       26.9%       15.8%!

Net assets, end
of period
(in thousands)       $ 442,229   $ 437,195   $ 333,989   $ 288,104   $ 229,475

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.75% voluntary expense limitation in effect through 12/31/03.

!    Annualized

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (1)
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  98.1%

CONSUMER DISCRETIONARY  11.3%

Auto Components  0.6%

Keystone Automotive *                               52,900                1,475

Strattec Security *                                 17,500                1,198

                                                                          2,673


Automobiles  0.1%

Winnebago                                            7,600                  283

                                                                            283


Hotels, Restaurants & Leisure  2.8%

Applebee's                                          61,237                1,410

CEC Entertainment                                   37,100                1,095

Chicago Pizza & Brewery *                           28,200                  429

PF Chang's China Bistro *                           28,000                1,152

Red Robin Gourmet Burgers *                         25,600                  701

Ruby Tuesday                                        87,300                2,396

Sonic *                                            108,900                2,477

The Cheesecake Factory *                            72,500                2,885

                                                                         12,545


Household Durables  0.9%

Harman International                                10,900                  992

Jarden *                                            80,950                2,913

                                                                          3,905


Internet & Catalog Retail  0.3%

priceline.com *                                     40,800                1,099

                                                                          1,099


Leisure Equipment & Products  2.2%

Brunswick                                          100,900                4,117

MarineMax *                                         56,700                1,626

Polaris Industries                                  39,700                1,905

SCP Pool                                            49,175                2,213

                                                                          9,861


Media  1.6%

Emmis Communications, Class A *                     54,900                1,152

Entercom Communications *                           21,500                  802

Getty Images *                                      15,400                  924

Scholastic *                                       119,000                3,564

Young Broadcasting, Class A *                       36,400                  478

                                                                          6,920


Multiline Retail  0.4%

Big Lots *                                          50,800                  735

Neiman Marcus, Class A                              20,600                1,146

                                                                          1,881


Specialty Retail  2.3%

AC Moore Arts & Crafts *                            19,900                  548

AnnTaylor Stores *                                 170,550                4,943

Christopher & Banks                                 80,475                1,425

Hot Topic *                                         21,200                  434

Linens 'n Things *                                  57,400                1,682

Monro Muffler Brake *                               20,200                  490

The Finish Line, Class A *                          19,600                  591

Ultimate Electronics *                              32,900                  163

                                                                         10,276


Textiles, Apparel, & Luxury Goods  0.1%

Culp *                                              19,800                  154

Unifi *                                             92,300                  271

                                                                            425

Total Consumer Discretionary                                             49,868


CONSUMER STAPLES  2.1%

Food & Staples Retailing  1.7%

Casey's General Stores                             205,400                3,759

Performance Food Group *                           104,900                2,784

Wild Oats Markets *                                 75,100                1,057

                                                                          7,600


Food Products  0.3%

American Italian Pasta, Class A                     23,300                  710

Seneca Foods
  Class A *                                         19,200                  370

  Class B *                                          7,300                  133

                                                                          1,213


Personal Products  0.1%

Chattem *                                           23,600                  681

                                                                            681

Total Consumer Staples                                                    9,494


ENERGY  8.2%

Energy Equipment & Services 6.2%

Atwood Oceanics *                                   48,400                2,021

Cooper Cameron *                                     9,700                  472

FMC Technologies *                                 146,800                4,228

Grant Prideco *                                    267,200                4,932

Hanover Compressor *                               120,800                1,437

Hydril *                                            33,500                1,055

Key Energy Services *                               57,800                  546

Lone Star Technologies *                            32,300                  890

National Oilwell *                                 198,500                6,251

Seacor Smit *                                       75,500                3,317

Smith International *                               22,700                1,266

W-H Energy Services *                               40,100                  786

                                                                         27,201


Oil & Gas  2.0%

Forest Oil *                                       123,100                3,363

Noble Energy                                        72,100                3,677

Ultra Petroleum *                                   49,800                1,859

                                                                          8,899

Total Energy                                                             36,100


FINANCIALS  17.5%

Capital Markets  1.6%

Affiliated Managers Group *                         37,000                1,864

Investor's Financial Services                       63,500                2,767

National Financial Partners                         28,800                1,016

Piper Jaffray *                                     27,400                1,239

                                                                          6,886


Commercial Banks  6.0%

Boston Private Financial                            48,300                1,119

Chittenden                                         145,300                5,107

Citizens Banking                                   123,800                3,844

Glacier Bancorp                                     44,118                1,243

Pinnacle Financial Partners *                        2,800                   51

Provident Bankshares                                78,700                2,270

Sandy Spring Bancorp                                30,800                1,070

Signature Bank *                                     8,000                  190

Southwest Bancorp                                   82,504                3,640

Texas Capital Bancshares *                          47,200                  784

Valley National Bancorp                            119,554                3,022

WestAmerica                                         82,700                4,338

                                                                         26,678


Diversified Financial Services  0.5%

Assured Guaranty *                                 133,400                2,261

                                                                          2,261


Insurance  6.2%

Aspen Insurance Holdings                            55,800                1,296

Bristol West Holdings                               67,000                1,219

Brown and Brown                                     62,900                2,711

Harleysville Group                                  26,000                  490

Horace Mann Educators                              167,700                2,931

Infinity Property & Casualty                        76,400                2,521

Markel *                                             9,200                2,553

Ohio Casualty *                                    201,000                4,046

PartnerRe                                           58,700                3,330

Selective Insurance                                 70,100                2,796

Triad Guaranty *                                    24,700                1,438

W. R. Berkley                                       48,450                2,081

                                                                         27,412


Real Estate  3.2%

Arden Realty, REIT                                  61,100                1,797

EastGroup Properties, REIT                          73,400                2,471

Essex Property Trust, REIT                           8,300                  567

Gables Residential Trust, REIT                      65,500                2,226

LaSalle Hotel Properties, REIT                      40,900                  998

Manufactured Home
  Communities, REIT                                 27,300                  906

Parkway Properties, REIT                            49,600                2,205

Reckson Associates Realty, REIT *                   24,184                  664

Washington, REIT                                    80,300                2,359

                                                                         14,193


Thrifts & Mortgage Finance  0.0%

Frankfort First                                      6,000                  136

                                                                            136

Total Financials                                                         77,566


HEALTH CARE  11.4%

Biotechnology  3.4%

Abgenix *                                           14,300                  168

Alexion Pharmaceutical *                             9,500                  177

Alkermes *                                          79,900                1,087

Amylin Pharmaceuticals *                            40,400                  921

Anadys Pharmaceuticals *                            44,000                  312

Cephalon *                                          30,776                1,662

Cubist Pharmaceuticals *                            78,000                  866

CV Therapeutics *                                   10,700                  179

Cytogen *                                           30,000                  477

Cytokinetics *                                       5,100                   76

deCODE GENETICS *                                   44,400                  377

Dynavax Technologies *                              32,000                  213

Exelixis *                                          76,600                  773

Memory Pharmaceuticals *                            28,100                  256

Myriad Genetics *                                   82,700                1,234

Neurocrine Biosciences *                            36,200                1,877

NPS Pharmaceuticals *                               21,800                  458

ONYX Pharmaceuticals                                36,800                1,559

OSI Pharmaceuticals *                                5,200                  366

Rigel Pharmaceuticals *                             21,000                  298

Trimeris *                                          29,000                  418

Vertex Pharmaceuticals *                           110,762                1,201

                                                                         14,955

Health Care Equipment & Supplies  3.5%

Advanced Neuromodulation
  Systems *                                         46,500                1,525

Analogic                                            34,400                1,460

DJ Orthopedics *                                    42,900                  987

Edwards Lifesciences *                              49,900                1,739

EPIX Medical *                                      18,900                  399

Integra LifeServices Holdings *                     42,400                1,495

Matthews International, Class A                    119,100                3,923

Nuvasive *                                          13,300                  145

Steris *                                            89,500                2,019

Thoratec *                                          44,700                  480

Wilson Greatbatch Technologies *                    41,200                1,151

                                                                         15,323


Health Care Providers & Services  3.2%

Henry Schein *                                      64,200                4,053

Hooper Holmes                                      100,300                  576

LabOne *                                            26,800                  852

Lifeline Systems *                                  59,800                1,415

LifePoint Hospitals *                                9,300                  346

Sunrise Senior Living *                             97,500                3,816

Symbion *                                           12,000                  209

United Surgical Partners
  International *                                   38,000                1,500

WellChoice *                                        36,200                1,499

                                                                         14,266


Pharmaceuticals  1.3%

Able Laboratories *                                  3,100                   64

Atherogenics *                                      53,200                1,013

Eon Labs *                                          33,000                1,351

Inspire Phamaceuticals *                            20,500                  343

Medicines Company *                                 29,800                  909

Nektar Therapeutics *                               17,600                  351

Noven Pharmaceuticals *                             87,300                1,922

                                                                          5,953

Total Health Care                                                        50,497


INDUSTRIALS & BUSINESS SERVICES  18.0%

Aerospace & Defense  1.3%

Armor Holdings *                                   126,100                4,287

Mercury Computer Systems *                          58,900                1,461

                                                                          5,748


Air Freight & Logistics  2.4%

EGL *                                              113,900                3,030

Expeditors International
  of Washington                                      7,100                  351

Pacer International *                               72,300                1,337

Ryder System                                        61,400                2,460

UTi Worldwide                                       65,100                3,430

                                                                         10,608


Airlines  0.2%

Frontier Airlines *                                 64,600                  703

Midwest Express Holdings *                          55,300                  230

                                                                            933


Building Products  0.3%

Quixote                                              7,900                  159

Trex *                                              33,200                1,253

                                                                          1,412


Commercial Services & Supplies  6.2%

Central Parking                                    138,300                2,585

Consolidated Graphics *                             82,400                3,630

Education Management *                              15,000                  493

Electro Rent                                        56,300                  589

First Advantage, Class A *                          19,900                  376

G&K Services, Class A                               68,300                2,745

Herman Miller                                      113,300                3,279

Intersections *                                      6,400                  153

Ionics *                                            97,000                2,740

KForce.com *                                       116,700                1,102

Layne Christensen *                                 30,800                  510

LECG *                                              58,400                1,011

Resources Connection *                              93,600                3,661

SOURCECORP *                                        54,400                1,497

Tetra Tech *                                       131,325                2,143

West Corporation *                                  33,900                  886

                                                                         27,400


Construction & Engineering  0.2%

Insituform Technologies, Class A *                  59,100                  962

                                                                            962


Electrical Equipment  2.2%

A.O. Smith                                         144,300                4,587

American Superconductor *                           18,100                  237

Artesyn Technologies *                             105,500                  949

Belden                                             163,300                3,500

PECO II *                                           27,400                   22

Woodward Governor                                    8,500                  613

                                                                          9,908

Machinery  4.0%

Actuant Corporation, Class A *                      75,860                2,958

Graco                                               87,000                2,701

Harsco                                              95,800                4,502

IDEX                                                36,000                1,237

Lindsay Manufacturing                              100,400                2,412

Reliance Steel & Aluminum                           27,900                1,125

Toro                                                38,500                2,698

                                                                         17,633


Road & Rail  1.2%

Genesee & Wyoming, Class A *                         8,800                  209

Heartland Express                                   25,023                  685

Knight Transportation *                            120,400                3,459

Overnite                                            29,300                  861

                                                                          5,214

Total Industrials & Business Services                                    79,818


INFORMATION TECHNOLOGY  21.3%

Communications Equipment  1.6%

Black Box                                           67,100                3,171

Emulex *                                            76,900                1,100

F5 Networks *                                       21,200                  561

Ixia *                                              18,600                  183

Packeteer *                                         45,100                  728

Riverstone Networks *                              170,000                  223

Sirf Technology Holdings *                          11,900                  156

Stratos International *                              4,108                   23

Tekelec *                                           39,200                  712

                                                                          6,857


Computers & Peripherals  0.2%

Synaptics *                                         52,800                1,011

                                                                          1,011


Electronic Equipment & Instruments  2.6%

Digital Theater Systems *                           26,200                  685

KEMET *                                            157,300                1,922

Littelfuse *                                        48,600                2,061

Methode Electronics                                103,700                1,345

Newport *                                           63,800                1,032

Plexus *                                           156,900                2,118

Technitrol *                                        33,400                  732

Woodhead Industries                                109,200                1,688

                                                                         11,583


Internet Software & Services  1.2%

Digital Insight *                                   48,700                1,009

Internet Security Systems *                         81,700                1,253

MatrixOne *                                        146,000                1,009

Netegrity *                                         82,100                  695

Sonicwall *                                         12,800                  110

Websense *                                          37,600                1,400

                                                                          5,476


IT Services  4.0%

BISYS Group *                                       95,300                1,340

CACI International, Class A *                       68,000                2,750

Global Payments                                     71,200                3,205

Iron Mountain *                                     96,150                4,640

Maximus *                                           88,800                3,149

MPS Group *                                        218,800                2,652

                                                                         17,736


Semiconductor & Semiconductor Equipment  4.8%

AMIS Holdings *                                     47,000                  795

Artisan Components *                                58,600                1,512

Atheros Communications *                            13,800                  146

ATMI *                                              70,300                1,920

Cabot Microelectronics *                            45,000                1,378

Entegris *                                         121,900                1,410

Exar *                                             101,300                1,485

Lattice Semiconductor *                             16,400                  115

Microsemi *                                         79,600                1,131

MKS Instruments *                                  119,700                2,732

Mykrolis *                                         132,400                2,306

PDF Solutions *                                     48,800                  413

Power Integrations *                                11,600                  289

Semtech *                                          145,800                3,432

Sigmatel *                                          38,000                1,104

Tessera Technologies *                              47,600                  858

                                                                         21,026


Software  6.9%

Actuate *                                           59,200                  234

Altiris *                                           31,100                  859

Catapult Communications *                           25,200                  580

Concord Communications *                            35,400                  404

FactSet Research Systems                            70,800                3,347

FileNet *                                          108,100                3,413

Jack Henry & Associates                            193,400                3,887

Kronos *                                           130,200                5,364

Magma Design Automation *                           36,100                  694

Mercury Interactive *                               23,100                1,151

Motive *                                            48,000                  495

NetIQ *                                             98,108                1,295

Open Solutions *                                    24,800                  619

Progress Software *                                 77,900                1,688

Quest Software *                                    85,700                1,106

Red Hat *                                           72,900                1,674

RSA Security                                        82,300                1,685

SPSS *                                              47,700                  857

Verisity Ltd.                                       24,600                  148

Verity *                                            64,100                  866

                                                                         30,366

Total Information Technology                                             94,055


MATERIALS  6.8%

Chemicals  4.6%

Airgas                                             241,300                5,769

Arch Chemicals                                     102,100                2,943

Ferro                                              100,700                2,687

IMC Global                                         198,200                2,656

MacDermid                                           15,900                  538

Material Sciences *                                 60,200                  641

Minerals Technologies                               78,400                4,547

Symyx Technologies *                                35,500                  856

                                                                         20,637


Containers & Packaging  0.4%

Chesapeake Corp.                                    50,100                1,337

Smurfit-Stone Container *                           19,600                  391

                                                                          1,728


Metals & Mining  1.4%

Gibraltar Steel                                     22,700                  745

Lihir Gold (AUD) *                               1,041,200                  716

Meridian Gold *                                    150,400                1,951

NN, Inc.                                            19,800                  252

Steel Dynamics *                                    86,500                2,476

                                                                          6,140


Paper & Forest Products  0.4%

Buckeye Technologies *                             147,100                1,692

                                                                          1,692

Total Materials                                                          30,197


TELECOMMUNICATION SERVICES  1.0%

Wireless Telecommunication Services  1.0%

Spectrasite *                                       76,800                3,319

Western Wireless, Class A *                         31,400                  908


Total Telecommunication Services                                          4,227


UTILITIES  0.5%

Electric Utilities  0.5%

Cleco                                               65,300                1,174

El Paso Electric *                                  61,400                  948

Total Utilities                                                           2,122

Total Common Stocks (Cost $338,163)                                     433,944


SHORT-TERM INVESTMENTS  1.5%

Money Market Fund  1.5%

T. Rowe Price Reserve Investment
  Fund, 1.16% #                                  6,366,534                6,367

Total Short-Term Investments
(Cost $6,367)                                                             6,367


Total Investments in Securities

99.6% of Net Assets (Cost $344,530)                             $       440,311


 (1)  Denominated in U.S. dollars unless otherwise noted

   #  Seven-day yield

   *  Non-income producing

 AUD  Australian Dollar

REIT  Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $344,530)               $     440,311

Other assets                                                              2,884

Total assets                                                            443,195


Liabilities

Total liabilities                                                           966


NET ASSETS                                                        $     442,229
                                                                  -------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $        142

Undistributed net realized gain (loss)                                   18,982

Net unrealized gain (loss)                                               95,781

Paid-in-capital applicable to 32,625,678 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      327,324


NET ASSETS                                                        $     442,229
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       13.55
                                                                  -------------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend Income                                                           1,636

Expenses

  Investment management                                                   1,413

  Custody and accounting                                                     65

  Legal and audit                                                             7

  Directors                                                                   3

  Prospectus and shareholder reports                                          2

  Shareholder servicing                                                       1

  Miscellaneous                                                               3

  Total expenses                                                          1,494

Net investment income (loss)                                                142


Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   12,106

Change in net unrealized gain (loss) on securities                       19,073

Net realized and unrealized gain (loss)                                  31,179


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $     31,321
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                $        142         $        548

  Net realized gain (loss)                          12,106               12,473

  Change in net unrealized
  gain (loss)                                       19,073              104,525

  Increase (decrease) in net
  assets from operations                            31,321              117,546

Distributions to shareholders

  Net investment income                               --                   (712)

  Net realized gain                                   --                 (5,702)

  Decrease in net assets
  from distributions                                  --                 (6,414)

Capital share transactions *

  Shares sold                                        6,919               34,835

  Distributions reinvested                            --                  6,234

  Shares redeemed                                  (33,206)             (48,995)

  Increase (decrease) in net
  assets from capital
  share transactions                               (26,287)              (7,926)

Net Assets

Increase (decrease) during period                    5,034              103,206

Beginning of period                                437,195              333,989


End of period                                 $    442,229         $    437,195
                                              ----------------------------------

(Including undistributed net investment
income of $142 at 6/30/04 and $0 at 12/31/03)

*Share information

  Shares sold                                          534                3,446

  Distributions reinvested                            --                    511

  Shares redeemed                                   (2,565)              (4,510)

  Increase (decrease) in
  shares outstanding                                (2,031)                (553)


The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 2000. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $8,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $49,281,000 and $77,120,000 for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $344,530,000. Net unrealized gain aggregated $95,781,000 at period-end, of which $119,114,000 related to appreciated investments and $23,333,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.65% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2004, investment management fee payable totaled $233,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $35,000 for the six months ended June 30, 2004 of which $6,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $43,000.

T. Rowe Price Institutional Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Small-Cap Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Institutional Equity Funds, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004